UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09651 and 811-09735

Name of Fund: BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Focus Growth Fund, Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY
10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Focus Growth Fund, Inc.
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Mutual Fund	Value
Master Focus Growth LLC	$ 54,681,155
Total Investments (Cost - $46,921,750) - 100.1%	54,681,155
Liabilities in Excess of Other Assets - (0.1)%	(69,713)
Net Assets - 100.0%	$ 54,611,442

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Focus Growth LLC (the "Portfolio"), which has the same investment objective and strategies as the Fund. As of November 30, 2009, the value of the investment and the percentage owned by the Fund of the Portfolio was
$54,681,155 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Portfolio.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

As of November 30, 2009, the Fund's investment in the Portfolio was classified as Level 2.

Master Focus Growth LLC
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Airlines - 3.2%	Delta Air Lines, Inc. (a)	216,700	$ 1,774,773
Beverages - 4.3%	The Coca-Cola Co.	41,200	2,356,640
Biotechnology - 2.3%	Amgen, Inc. (a)	22,300	1,256,605
Communications Equipment - 8.0%	Cisco Systems, Inc. (a)	73,250	1,714,050
	Palm, Inc. (a)	52,000	567,320
	QUALCOMM, Inc.	46,550	2,094,750
			4,376,120
Computers & Peripherals - 8.8%	Apple, Inc. (a)	17,300	3,458,443
	Seagate Technology	90,000	1,361,700
			4,820,143
Diversified Financial Services - 2.2%	JPMorgan Chase & Co.	28,400	1,206,716
Energy Equipment & Services - 2.0%	Transocean Ltd. (a)	12,850	1,097,261
Health Care Providers & Services - 2.9%	Express Scripts, Inc. (a)	18,300	1,570,140
Health Care Technology - 2.7%	Cerner Corp. (a)	19,400	1,460,626
Household Products - 3.7%	The Procter & Gamble Co.	32,100	2,001,435
Insurance - 2.5%	MetLife, Inc.	39,600	1,353,924
Internet & Catalog Retail - 3.6%	Amazon.com, Inc. (a)	14,650	1,991,081
Internet Software & Services - 7.9%	Baidu.com, Inc. - ADR (a)	2,900	1,257,846
	Google, Inc., Class A (a)	5,300	3,089,900
			4,347,746
Machinery - 8.5%	Danaher Corp.	35,300	2,503,476
	PACCAR, Inc.	58,200	2,158,056
			4,661,532
Media - 3.2%	CBS Corp., Class B	135,300	1,733,193
Metals & Mining - 3.4%	Agnico-Eagle Mines Ltd.	13,650	855,309
	Freeport-McMoRan Copper & Gold, Inc., Class B	12,050	997,740
			1,853,049
Multiline Retail - 2.6%	JCPenney Co., Inc.	49,050	1,409,697
Oil, Gas & Consumable Fuels - 2.5%	PetroHawk Energy Corp. (a)	61,400	1,371,676
Personal Products - 2.9%	Avon Products, Inc.	47,200	1,616,600
Pharmaceuticals - 6.6%	Abbott Laboratories	39,500	2,152,355
	Teva Pharmaceutical Industries Ltd. - ADR	27,100	1,430,609
			3,582,964
Semiconductors & Semiconductor	Lam Research Corp. (a)	39,850	1,354,502
Equipment - 2.5%
Software - 8.4%	Check Point Software Technologies Ltd. (a)	35,400	1,118,286
	Microsoft Corp.	81,000	2,382,210
	Salesforce.com, Inc. (a)	17,350	1,087,498
			4,587,994
Specialty Retail - 1.8%	Home Depot, Inc.	37,000	1,012,320
	Total Long-Term Investments
	(Cost - $45,037,333) - 96.5%		52,796,737
	Short-Term Securities
	BlackRock Liquidity Funds, TempFund, Institutional
	Class, 0.16% (b)(c)	1,789,759	1,789,759
	Total Short-Term Securities
	(Cost - $1,789,759) - 3.3%		1,789,759

Master Focus Growth LLC
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Value
Total Investments (Cost - $46,827,092*) - 99.8%	$ 54,586,496
Other Assets Less Liabilities - 0.2%	94,659
Net Assets - 100.0%	$ 54,681,155

* The cost and unrealized appreciation (depreciation) in investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 46,973,399
Gross unrealized appreciation	$ 8,723,565
Gross unrealized depreciation	(1,110,468)
Net unrealized appreciation	$ 7,613,097

(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section
2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	$ 633,863	$ 475

(c) Represents the current yield as of report date.
• For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by portfolio management. This definition may not apply got purposes of this report, which may combine industry sub-classification for reporting ease.

• Portfolio Abbreviations:

ADR American Depositary Receipts

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its annual report.

Master Focus Growth LLC

Schedule of Investments November 30, 2009 (Unaudited)
The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Master
LLC's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1:
Long-Term Investments[1]	$ 52,796,737
Short-Term Securities	1,789,759
Total Level 1	54,586,496
Level 2	-
Level 3	-
Total	$ 54,586,496

1See above Schedule of Investments for values in each industry classification.

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants'
internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: January 22, 2010